Debt and other liabilities (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Short term debt to related party	$ 12	$ 12
Convertible debt	$ 1,800	$ 1,800